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                                                               Heather C. Harker
                                                       Assistant General Counsel

March 8, 2018


General American Life Insurance Company
13045 Tesson Ferry Road
St. Louis, MO  63128


VIA EDGAR TRANSMISSION


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

      Re:   General American Separate Account Two
            File No. 811-02162

Ladies and Gentlemen:

The Annual Reports dated December 31, 2017 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of General American Separate Account Two of General American Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain portfolios of Brighthouse Funds Trust I are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183;

The Annual Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618; and

The Annual Reports for certain portfolios of Fidelity Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329.

Sincerely,

/s/ Heather C. Harker

Heather C. Harker
Assistant General Counsel
General American Life Insurance Company